SCHEDULE OF CASH (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash on hand
Cash in banks	221,312	3,274,287
Total cash	$ 221,312	$ 3,274,287	$ 13,567